Supplemental Cash Flow Information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Income taxes refunded	$ (307)	$ (187)	$ (3,835)
Income taxes paid	18	0	0
Income tax expense (recovery)	$ (289)	$ (187)	$ (3,835)